Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 06, 2013	Apr. 24, 2013	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012
Class of Stock [Line Items]
Number of shares in initial public offering	21,275,000
Common stock issued price per share	$ 18.00
Number of common stock sold	20,477,215
Shares sold by stockholders	797,785
Gross proceeds from issuance of stock	$ 368,600,000
Total proceeds from issuance of stock	344,100,000
Underwriting discounts and offering expenses	24,500,000
Repayment of Term Loan			745,100,000	2,575,000	2,575,000	2,325,000
Dividend paid to stockholders		282,029,000	282,029,000
Anti-dilution payments made to option holders		13,892,000	13,892,000
Senior Secured [Member] | $700.0 million Term Loan, net of original issue discount [Member]
Class of Stock [Line Items]
Repayment of Term Loan	$ 340,000,000